Commitments and Contingencies (Tables) - SHAPEWAYS, INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of certain information related to the lease costs

	Six Months Ended
	June 30,
	2021	2020
Operating lease expense	$552	$1,103
Finance lease expense	—	16
Interest expense on finance lease liabilities	—	1
Short-term lease expense	—	14
Total lease cost	$552	$1,134

Year Ended
December 31, 2020
Operating lease expense	$2,217
Finance lease expense	16
Interest expense on finance lease liabilities	1
Short-term lease expense	14
Total lease cost	$2,248

Summary of right of use assets and lease liabilities for operating leases

	June 30,	December 31,
	2021	2020
Assets:
Right-of-use assets, net	$1,123	$2,102
Total lease assets	$1,123	$2,102

Liabilities:
Current liabilities:
Operating lease liabilities, current	$621	$1,222
Non-current liabilities
Operating lease liabilities, net of current portion	670	$1,094
Total lease liability	$1,291	$2,316

December 31, 2020
Assets:

Right-of-use assets, net	$2,102
Total lease assets	$2,102

Liabilities:
Current liabilities:
Operating lease liabilities, current	$1,222
Non-current liabilities:
Operating lease liabilities, net of current portion	1,094
Total lease liability	$2,316

Summary of supplemental cash flow information related to the Company's leases

	Six Months Ended
	June 30,
	2021	2020
Operating cash flows from operating leases	$597	$1,153
Operating cash flows from finance leases	—	1
Financing cash flows from finance leases	—	18
Lease liabilities arising from obtaining right-of-use assets	—	4,025

Year Ended
December 31, 2020
Operating cash flows from operating leases	$2,346
Operating cash flows from finance leases	$1
Financing cash flows from finance leases	$18
Lease liabilities arising from obtaining right-of-use assets	$4,445

Summary of future minimum lease payments required under operating leases

As of June 30, 2021, future minimum lease payments required under operating leases are as follows:

Rest of 2021	$334
2022	685
2023	218
2024	135
2025	1
Total minimum lease payments	1,373
Less effects of discounting	(82)
Present value of future minimum lease payments	$1,291

2021	$1,327
2022	725
2023	259
2024	167
2025	1
Total minimum lease payments	2,479
Less effects of discounting	(163)
Present value of future minimum lease payments	$2,316